Segmentation	6 Months Ended
Jun. 30, 2025
Segmentation [Abstract]
SEGMENTATION

NOTE 17. SEGMENTATION

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer who reviews the assets, liabilities, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment which is the development, exploration and production of natural gas, helium, NGLs and oil.

The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the statement of operations as net income or loss. The measure of segment assets and liabilities is reported on the balance sheet as total assets and total liabilities. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income or loss, total assets and total liabilities, which include the following:

	June 30,	December 31,
	2025	2024
Cash and cash equivalents	$5,199,825	$1,053,744
Property and equipment, net	4,598,909	3,809,742
Oil and natural gas properties	482,909	790,093

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Revenue, net	$209,114	$20,377	$535,569	$349,588
Lease operating expenses	308,385	225,368	568,865	728,927
General and administrative expenses	1,532,520	1,043,122	3,469,174	1,788,186